UAM Funds
Funds for the Informed Investor(sm)

Analytic Funds
Annual Report                                                  December 31, 1999





                                                                   [LOGO OF UAM]
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UAM FUNDS                                                      ANALYTIC FUNDS
                                                               DECEMBER 31, 1999
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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Portfolios of Investments
   Defensive Equity .......................................................    8
   Enhanced Equity ........................................................   13
   Master Fixed Income ....................................................   18
   Short-Term Government ..................................................   20
   International ..........................................................   22

Statements of Assets and Liabilities ......................................   30

Statements of Operations ..................................................   32

Statements of Changes in Net Assets .......................................   34

Financial Highlights
   Defensive Equity .......................................................   36
   Enhanced Equity ........................................................   37
   Master Fixed Income ....................................................   38
   Short-Term Government ..................................................   39
   International ..........................................................   40
Notes to Financial Statements .............................................   41
Report of Independent Accountants .........................................   51
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UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
December 31, 1999

Dear Fellow Shareholders:

We are pleased to send you The UAM Analytic Funds Annual Report for the year ended December 31, 1999. We appreciate your loyalty and continuing support.

This past year was a wild ride in the equity markets. Individual stocks were led by the 2,619% price return of Qualcomm and the more than 300% returns of Sprint Corp, Nextel Communication and LSI Logic Corp. Meanwhile, there were big losers such as Service Corp, Rite Aid and McKesson HBOC that were all down more than 70%. For the year, only 1,006 of the 2,701 stocks (37%) traded on the New York Stock Exchange were up while 1,695 (63%) were down. This same pattern held within the S&P 500 Index, as the median stock price was actually down about 0.75% for the year.

This near chaotic individual stock performance translated into a world of "Have and Have Nots" for industries as well. For example, Electronic Instruments and Communication Equipment were up 138% and 121% respectively. Even less glamorous industries such as Aluminum and Miscellaneous Mining were each up more than 85%. However, Pollution Control, Tobacco, and Office Equipment were all down more than 50%.

Despite this challenging investment environment, our two U.S. equity mutual funds continued to perform well. The Analytic Defensive Equity Fund beat its benchmark, a blended average comprised of 60% S&P 500 Index and 40% Lehman Government/Corporate Bond Index ("LGC") and its peer group for the year, returning 21.3% versus 11.4% for its benchmark and the 3.3% for the Lipper Equity Income Funds Average. During the same period the S&P 500 returned 21.0% and the LGC returned -2.2%. Although the Defensive Equity Fund invests primarily in equity securities, the Fund will generally write call options in an effort to reduce market exposure and generate income for the Fund.

The Analytic Enhanced Equity Fund also performed solidly earning 20.1% for the year, nearly matching the 21.0% return for the S&P 500 Index and the 22.4% return for the Lipper Large Cap Core Funds Average.

We are also pleased to report the first full quarter of operation for the Analytic International Fund. From the inception of the fund on September 30, 1999 to the end of 1999, the Fund returned 12.7% versus 16.6% for the Morgan Stanley Capital International EAFE Index. The Fund uses a quantitative stock selection process similar to the model used in our two U.S. equity funds. We believe that our investment process will allow us to add value and limit risk relative to broad-based international equity benchmarks.

For the first time in five years, the U.S. fixed income market posted negative returns in a year marked by rising interest rates and fears of inflation. The broad

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UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

bond market, as measured by the LGC, returned -2.15% for 1999. Within this index, the Treasury bond sector suffered the most, posting a return of -2.56%. The Corporate bond sector faired slightly better, returning -1.96%. Bonds issued by Government Agencies performed the best on a relative basis, returning -0.94%.

The performance of the fixed income funds was mixed throughout the rising rate environment. The Analytic Master Fixed Income Fund returned -2.00% for the year, surpassing the LGC Index return of -2.15% but underperforming the Lipper Intermediate Investment Grade Debt Funds Average return of -1.31%.

The Analytic Master Fixed Income Fund performance may be attributed to two factors. First, we maintained greater exposure to corporate bonds than the LGC Index and this sector outperformed the broad bond market. Second, our proprietary model helped us purchase securities at attractive prices relative to the market in general.

The Analytic Short-Term Government Fund returned 2.54% for the year, underperforming the Merrill Lynch 1-3 Year Treasury Index return of 3.07% but outperforming the Lipper Short U.S. Government Funds Average return of 2.50%. The Analytic Short-Term Government Fund performance may be attributed primarily to security selection.

We are pleased that our funds continue to garner widespread recognition in the media, including positive articles and high rankings in Individual Investor, The Financial Times and Barron's, as well as recognition on popular investment websites such as SmartMoney.com, Bloomberg.com and DenverPost.com to name a few.

We thank you for your continued interest and support in the UAM Analytic Funds.

Sincerely,



/s/ Harindra de Silva             /s/ Greg McMurran            /s/ Dennis Bein

Harindra de Silva, Ph.D, CFA      Greg McMurran                Dennis Bein, CFA
President/Co-Portfolio Manager    Chief Investment Officer     Portfolio Manager


/s/ Scott Barker              /s/ Doug Savarese           /s/ Robert Murdock

Scott Barker, CFA             Doug Savarese               Robert Murdock, Ph.D.
Portfolio Manager             Portfolio Manager           Portfolio Manager

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UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------


 The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.
  There are no assurances that a portfolio will meet its stated objectives.
        The investment return and principal value of an investment will fluctuate so that an investor's shares, when
        redeemed, may be worth more or less than their original cost.
 A portfolio's holdings are subject to change because it is actively managed.
   Portfolio changes should not be considered recommendations for action by individual investors.


                      Definition of the Comparative Indices
                      -------------------------------------

Blended S&P 500 Index/Lehman Government/Corporate Bond Index is a customized index which consists of 60% S&P 500 Index and 40% Lehman Government/Corporate Bond Index.

Lehman Government/Corporate Bond Index is an unmanaged fixed income market value-weighted index of U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others.

Lipper Mutual Fund Averages are equally-weighted benchmarks composed of mutual funds with similar objectives.

Merrill Lynch 1-3 Year Treasury Index is an unmanaged index composed of U.S. treasury securities with an outstanding par value of at least $25 million, a fixed coupon greater than 4.25% and a maturity ranging between one to three years.

Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

          The comparative indices assume reinvestment of dividends and, unlike a Portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.
                Please note that one cannot invest directly in an
                                unmanaged index.

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UAM FUNDS                                                 ANALYTIC
                                                          DEFENSIVE EQUITY FUND
--------------------------------------------------------------------------------

                                    [GRAPH]
Growth of a $10,000 Investment


                          AVERAGE ANNUAL TOTAL RETURN*
                       FOR PERIOD ENDED DECEMBER 31, 1999

                     1 Year          5 Years       10 Years
                     21.35%           21.24%        13.34%


       ANALYTIC        S&P          BLENDED     LEHMAN GOV
       $ 10,000      $ 10,000      $ 10,000      $ 10,000
       $ 10,154       $ 9,690      $ 10,156      $ 10,829
       $ 11,501      $ 12,642      $ 12,676      $ 12,575
       $ 12,217      $ 13,604      $ 13,646      $ 13,527
       $ 13,038      $ 14,969      $ 15,077      $ 15,023
       $ 13,360      $ 15,165      $ 14,991      $ 14,496
       $ 16,239      $ 20,859      $ 19,484      $ 17,284
       $ 18,790      $ 25,644      $ 22,337      $ 17,787
       $ 22,375      $ 34,196      $ 27,620      $ 19,522
       $ 28,839      $ 43,976      $ 33,520      $ 21,369
       $ 34,996      $ 53,228      $ 37,340      $ 20,910


                         Periods ended on December 31st


* If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

+ Beginning with this report, the portfolio's performance will be compared to a blended average comprised of 60% S&P 500 Index and 40% Lehman
   Government/Corporate Bond Index. The adviser has concluded that the blended average is a more appropriate benchmark for this portfolio than the S&P 500 Index.

       The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

                See definition of comparative indices on page 3.

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UAM FUNDS                                                  ANALYTIC
                                                           ENHANCED EQUITY FUND
--------------------------------------------------------------------------------

                                    [GRAPH]
Growth of a $10,000 Investment

                          AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIOD ENDED DECEMBER 31, 1999

                                                     Since
                      1 Year          5 Years       7/1/93*
                      20.06%           29.02%        22.33%

                     ANALYTIC           S&P        LIPPER
        7/31/93      $ 10,000      $ 10,000      $ 10,000
         Dec-93      $ 10,401      $ 10,494      $ 10,565
         Dec-94      $ 10,375      $ 10,632      $ 10,553
         Dec-95      $ 14,042      $ 14,623      $ 14,011
         Dec-96      $ 17,268      $ 17,977      $ 16,977
         Dec-97      $ 22,419      $ 23,973      $ 21,756
         Dec-98      $ 30,898      $ 30,829      $ 25,851
         Dec-99      $ 37,097      $ 37,315      $ 28,738


                         Periods ended on December 31st


 * Beginning of operations. Index comparisons begin on 6/30/93.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

       The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

                See definition of comparative indices on page 3.

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UAM FUNDS                                              ANALYTIC
                                                       MASTER FIXED INCOME FUND
--------------------------------------------------------------------------------

                                    [GRAPH]
Growth of a $10,000 Investment

                          AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIOD ENDED DECEMBER 31, 1999

                                                     Since
                      1 Year          5 Years       7/1/93*
                      -2.00%           6.61%         5.45%



                     ANALYTIC        LEHMAN        LIPPER
        7/31/93      $ 10,000      $ 10,000      $ 10,000
         Dec-93      $ 10,363      $ 10,302      $ 10,232
         Dec-94      $ 10,256       $ 9,940      $ 10,004
         Dec-95      $ 11,941      $ 11,853      $ 11,309
         Dec-96      $ 12,618      $ 12,198      $ 11,780
         Dec-97      $ 13,882      $ 13,387      $ 12,575
         Dec-98      $ 14,410      $ 14,655      $ 13,408
         Dec-99      $ 14,122      $ 14,340      $ 13,527


                         Periods ended on December 31st


 * Beginning of operations. Index comparisons begin on 6/30/93.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

       The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

                See definition of comparative indices on page 3.

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UAM FUNDS                                            ANALYTIC
                                                     SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

                                    [GRAPH]
Growth of a $10,000 Investment


                          AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIOD ENDED DECEMBER 31, 1999

                                                     Since
                      1 Year          5 Years       7/1/93*
                       2.54%           6.18%         5.07%



                     ANALYTIC       MERRILL        LIPPER

        7/31/93      $ 10,000      $ 10,000      $ 10,000
         Dec-93      $ 10,211      $ 10,204      $ 10,228
         Dec-94      $ 10,220      $ 10,262      $ 10,211
         Dec-95      $ 11,300      $ 11,388      $ 11,294
         Dec-96      $ 11,899      $ 11,956      $ 11,807
         Dec-97      $ 12,559      $ 12,752      $ 12,546
         Dec-98      $ 13,451      $ 13,644      $ 13,283
         Dec-99      $ 13,792      $ 14,062      $ 13,657


                         Periods ended on December 31st


 * Beginning of operations. Index comparisons begin on 6/30/93.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

       The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

                See definition of comparative indices on page 3.

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UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 98.3%
--------------------------------------------------------------------------------

                                                          Shares        Value
                                                         --------     ----------
AIRLINES -- 1.2%
   Delta Air Lines.....................................   16,530      $  823,401
                                                                      ----------
ALCOHOL -- 2.0%
   Anheuser Busch+.....................................   19,950       1,413,956
                                                                      ----------
BANKS -- 5.3%
   Chase Manhattan Bank+...............................   20,064       1,558,722
   Firstar+............................................   38,532         813,988
   J.P. Morgan+........................................    5,016         635,151
   PNC Bank............................................   16,644         740,658
                                                                      ----------
                                                                       3,748,519
                                                                      ----------
BUILDING & CONSTRUCTION -- 0.4%
   Owens-Corning Fiberglass............................   14,820         286,211
                                                                      ----------
CHEMICALS -- 0.9%
   Dow.................................................    1,254         167,566
   Honeywell International.............................    4,446         256,479
   Occidental Petroleum................................    9,006         194,755
                                                                      ----------
                                                                         618,800
                                                                      ----------
CLOTHING -- 1.8%
   Limited+............................................   29,640       1,283,782
                                                                      ----------
COMPUTER HARDWARE -- 10.1%
   Cisco Systems*......................................    7,410         793,796
   Dell Computer*......................................   28,500       1,453,500
   Hewlett Packard+....................................   15,960       1,818,442
   International Business Machines+....................   20,520       2,216,160
   Lexmark International Group, Cl A*..................    2,280         206,340
   Pitney Bowes........................................   13,908         671,930
                                                                      ----------
                                                                       7,160,168
                                                                      ----------
COMPUTER SOFTWARE -- 10.3%
   Computer Associates International...................   16,302       1,140,121
   Microsoft*+.........................................   40,926       4,778,110
   Novell*.............................................   35,226       1,406,838
                                                                      ----------
                                                                       7,325,069
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                          Shares        Value
                                                         --------     ----------
DEPARTMENT STORES -- 0.4%
   Wal-Mart Stores.....................................    4,218      $  291,569
                                                                      ----------
ELECTRIC UTILITIES -- 1.0%
   Edison International................................   25,536         668,724
                                                                      ----------
ELECTRICAL EQUIPMENT -- 2.6%
   Lucent Technologies+................................   24,624       1,842,183
                                                                      ----------
ENERGY RESOURCES -- 4.4%
   Atlantic Richfield+.................................   15,618       1,350,957
   Exxon Mobil+........................................    9,804         789,835
   Phillips Petroleum..................................   14,364         675,108
   Union Pacific Resources Group+......................   24,168         308,142
                                                                      ----------
                                                                       3,124,042
                                                                      ----------
ENTERTAINMENT -- 0.3%
   Viacom, Cl B*.......................................    3,990         241,146
                                                                      ----------
FINANCIAL SERVICES -- 4.9%
   Dun & Bradstreet+...................................    4,218         124,431
   General Electric+...................................   17,328       2,681,508
   Providian Financial.................................    7,410         674,773
                                                                      ----------
                                                                       3,480,712
                                                                      ----------
FOOD & BEVERAGES -- 2.2%
   Coca-Cola+..........................................   19,494       1,135,526
   General Mills+......................................    6,726         240,455
   Unilever ADR*.......................................    3,762         204,794
                                                                      ----------
                                                                       1,580,775
                                                                      ----------
FOREST PRODUCTS -- 1.0%
   Georgia-Pacific.....................................   14,022         711,617
                                                                      ----------
GOLD -- 1.0%
   Freeport-McMoran Copper & Gold, Cl B+...............   33,972         717,659
                                                                      ----------
GROCERY RETAILING -- 1.0%
   Great Atlantic & Pacific Tea+.......................   25,992         724,527
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                          Shares        Value
                                                         --------     ----------
HEAVY MACHINERY -- 0.3%
   Cummins Engine+.....................................    4,788      $  231,320
                                                                      ----------
INFORMATION SERVICES -- 4.0%
   America Online*.....................................    4,674         352,595
   Electronic Data Systems+............................    7,752         518,900
   First Data..........................................   13,338         657,730
   Yahoo!*+............................................    2,964       1,282,486
                                                                      ----------
                                                                       2,811,711
                                                                      ----------
INVESTMENT SERVICES -- 0.5%
   Schwab (Charles)+...................................    9,690         371,854
                                                                      ----------
LEISURE & LUXURY -- 0.9%
   Brunswick+..........................................   28,956         644,271
                                                                      ----------
LIFE INSURANCE -- 2.0%
   CIGNA+..............................................   17,670       1,423,539
                                                                      ----------
MEDIA -- 4.8%
   CBS.................................................    4,332         276,977
   Comcast, Special, Cl A+.............................   23,826       1,204,702
   Mediaone Group*+....................................   14,478       1,112,091
   Tribune.............................................   14,592         803,472
                                                                      ----------
                                                                       3,397,242
                                                                      ----------
MEDICAL PRODUCTS -- 2.8%
   Johnson & Johnson+..................................   21,546       2,006,471
                                                                      ----------
MINING -- 1.8%
   INCO................................................   54,606       1,283,241
                                                                      ----------
MOTOR VEHICLES -- 5.4%
   Ford Motor+.........................................   29,754       1,589,979
   General Motors+.....................................   22,116       1,607,557
   Navistar International*+............................    3,534         167,423
   Paccar+.............................................   10,374         459,698
                                                                      ----------
                                                                       3,824,657
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                          Shares        Value
                                                         --------     ----------
PHARMACEUTICALS -- 8.2%
   Amgen*+.............................................   19,152     $ 1,150,317
   Bristol-Myers Squibb+...............................   18,012       1,156,145
   Lilly (Eli).........................................    4,788         318,402
   Merck...............................................   13,452         902,125
   Pfizer..............................................   22,230         721,086
   Schering Plough+....................................   27,132       1,144,631
   Warner-Lambert......................................    4,788         392,317
                                                                    ------------
                                                                       5,785,023
                                                                    ------------
PROPERTY INSURANCE -- 3.3%
   American International Group+.......................   21,888       2,366,640
                                                                    ------------
SEMICONDUCTORS -- 4.8%
   Intel+..............................................   31,464       2,589,881
   Micron Technology...................................   10,032         779,988
                                                                    ------------
                                                                       3,369,869
                                                                    ------------
TELEPHONE -- 8.3%
   Bell Atlantic+......................................   27,930       1,719,441
   BellSouth+..........................................   36,936       1,729,067
   GTE.................................................    5,586         394,162
   MCI WorldCom*.......................................   16,074         852,927
   Sprint..............................................   14,250         959,203
   US West+............................................    2,736         196,992
                                                                    ------------
                                                                       5,851,792
                                                                    ------------
WIRELESS TECHNOLOGY -- 0.4%
   Sprint PCS Group*...................................    2,508         257,070
                                                                    ------------
   TOTAL COMMON STOCKS
      (Cost $60,983,989)...............................              $69,667,560
                                                                    ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 0.5%
--------------------------------------------------------------------------------

                                                            Face
                                                           Amount      Value
                                                         ----------  ----------
   United States Treasury Bill (B) (C)
      5.320%, 03/16/00 (Cost $351,276).................  $  355,000  $  351,347
                                                                     ----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 3.3%
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 3.3%
   JP Morgan, 3.20%, dated 12/31/99, matures 01/03/00,
      repurchase price $2,345,113 (Collateralized by
      U.S. Government Agency Instruments:
      total market value $2,392,273)
      (Cost $2,344,496) (A)............................   2,344,496   2,344,496
                                                                     ----------
   TOTAL INVESTMENTS -- 102.1%
      (Cost $63,679,761) (D)...........................              72,363,403
                                                                     ----------
--------------------------------------------------------------------------------
 INDEX OPTIONS WRITTEN (2.3%)
--------------------------------------------------------------------------------

                                                          Contracts
                                                          ---------
   Amex Institutional Index January 2000, 900 Call.....        (110)   (224,125)
   Amex Oil Index January 2000, 510 Call...............         (25)    (23,750)
   Amex Utility Index January 2000, 270 Call...........         (25)    (19,688)
   Phlx K B W Bank Index January 2000, 775 Call........         (30)    (68,625)
   Phlx US Top 100 Index February 2000, 1440 Call......         (25)   (326,875)
   S&P 100 Index February 2000, 750 Call...............         (50)   (303,750)
   S&P 500 Index February 2000, 1500 Call..............         (25)    (85,313)
   S&P 500 Index February 2000, 1600 Call..............         (30)    (15,375)
   S&P 500 Index January 2000, 1400 Call...............         (30)   (247,500)
   S&P 500 Index January 2000, 1425 Call...............         (50)   (313,125)
   S&P 500 Index January 2000, 1550 Call...............         (50)    (17,500)
                                                                    ------------
   TOTAL INDEX OPTIONS
      (Premiums received ($1,136,424)).................              (1,645,626)
                                                                    ------------
   OTHER ASSETS AND LIABILITIES, NET -- 0.2%...........                 123,973
                                                                    ------------
   TOTAL NET ASSETS -- 100.0%..........................             $70,841,750
                                                                    ============

--------------------------------------------------------------------------------
*    Non-Income Producing Security

+    Security has been pledged as collateral for open written option contracts.

ADR  American Depository Receipt

Cl   Class

(A)  Tri-Party Repurchase Agreement

(B) The rate reflected on the Portfolio of Investments represents the security's discount rate at purchase.

(C)  Security has been pledged as collateral for open future positions.

(D) The cost for federal income tax purposes was $64,120,045. At December 31, 1999, net unrealized appreciation for all securities based on tax cost was $8,243,358. This consisted of aggregate gross unrealized appreciation for all securities of $10,230,794 and aggregate gross unrealized depreciation for all securities of $1,987,436.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ANALYTIC FUNDS
                                                            ENHANCED EQUITY FUND
                                                            DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 90.1%
--------------------------------------------------------------------------------

                                                            Shares       Value
                                                          ----------  ----------
AIRLINES -- 0.7%
   AMR*.................................................     5,483     $ 367,361
   Delta Air Lines......................................    13,535       674,212
                                                                      ----------
                                                                       1,041,573
                                                                      ----------
ALCOHOL -- 0.8%
   Anheuser Busch.......................................    16,050     1,137,544
                                                                      ----------
BANKS -- 4.6%
   Bank of America......................................    13,287       666,841
   Chase Manhattan Bank.................................    38,604     2,999,048
   Fifth Third Bancorp..................................     2,772       203,395
   First Union..........................................    27,091       888,923
   J.P. Morgan..........................................    11,461     1,451,249
   PNC Bank.............................................    11,443       509,213
                                                                      ----------
                                                                       6,718,669
                                                                      ----------
CHEMICALS -- 1.1%
   Dow..................................................     2,334       311,881
   Honeywell International..............................     8,508       490,805
   Occidental Petroleum.................................    39,127       846,121
                                                                      ----------
                                                                       1,648,807
                                                                      ----------
CLOTHING -- 1.2%
   Limited..............................................    40,574     1,757,361
                                                                      ----------
COMPUTER HARDWARE -- 7.9%
   Cisco Systems*.......................................    14,181     1,519,140
   Compaq Computer......................................     5,212       141,050
   Dell Computer*.......................................    64,435     3,286,185
   Hewlett Packard......................................    16,485     1,878,260
   International Business  Machines.....................    30,318     3,274,344
   Pitney Bowes.........................................    15,399       743,964
   Seagate Technology*..................................    14,153       658,999
                                                                      ----------
                                                                      11,501,942
                                                                      ----------
COMPUTER SOFTWARE -- 8.1%
   Computer Associates International....................    24,584     1,719,343
   Compuware*...........................................    18,346       683,388
   Microsoft*...........................................    79,716     9,306,843
                                                                      ----------
                                                                      11,709,574
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ANALYTIC FUNDS
                                                            ENHANCED EQUITY FUND
                                                            DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                            Shares      Value
                                                           --------  -----------
DEPARTMENT STORES -- 1.8%
   Dayton Hudson.........................................   29,161   $ 2,141,511
   Wal-Mart Stores.......................................    6,008       415,303
                                                                     -----------
                                                                       2,556,814
                                                                     -----------
ELECTRIC UTILITIES -- 0.2%
   Ameren................................................    6,919       226,597
                                                                     -----------
ELECTRICAL EQUIPMENT -- 3.6%
   Lucent Technologies...................................   58,509     4,377,205
   Tellabs*..............................................   13,477       865,055
                                                                     -----------
                                                                       5,242,260
                                                                     -----------
ENERGY RESOURCES -- 3.1%
   Atlantic Richfield....................................   12,103     1,046,909
   Exxon Mobil...........................................   34,499     2,779,326
   Phillips Petroleum....................................   11,539       542,333
   Texaco................................................    3,150       171,084
                                                                     -----------
                                                                       4,539,652
                                                                     -----------
ENTERTAINMENT -- 0.3%
   Viacom, Cl B*.........................................    7,514       454,127
                                                                     -----------
FINANCIAL SERVICES -- 7.1%
   American Express......................................   14,638     2,433,568
   Dun & Bradstreet......................................   23,569       695,286
   Freddie Mac...........................................    3,760       176,955
   General Electric......................................   39,267     6,076,568
   Providian Financial...................................    9,672       880,757
                                                                     -----------
                                                                      10,263,134
                                                                     -----------
FOOD & BEVERAGES -- 3.4%
   Coca-Cola.............................................   35,842     2,087,797
   General Mills.........................................   42,995     1,537,071
   Unilever ADR*.........................................   24,903     1,355,657
                                                                     -----------
                                                                       4,980,525
                                                                     -----------
FOREST PRODUCTS -- 1.3%
   Georgia-Pacific.......................................   36,994     1,877,446
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                            Shares      Value
                                                           --------  -----------
GAS UTILITIES -- 0.3%
   Peoples Energy........................................   13,720   $   459,620
                                                                     -----------
GOLD -- 0.5%
   Freeport-McMoran Copper & Gold, Cl B..................   34,088       720,109
                                                                     -----------
HEAVY ELECTRICAL -- 0.8%
   Thomas & Betts........................................   37,760     1,203,600
                                                                     -----------
HEAVY MACHINERY -- 0.2%
   Caterpillar...........................................    7,304       343,745
                                                                     -----------
HOME PRODUCTS -- 0.7%
   Tupperware............................................   61,662     1,044,400
                                                                     -----------
INDUSTRIAL SERVICES -- 0.4%
   Ryder System..........................................   22,936       560,499
                                                                     -----------
INFORMATION SERVICES -- 4.0%
   America Online*.......................................    9,065       683,841
   Electronic Data Systems...............................    7,604       508,993
   First Data............................................   54,344     2,679,839
   Yahoo!*...............................................    4,345     1,880,027
                                                                     -----------
                                                                       5,752,700
                                                                     -----------
INVESTMENT SERVICES -- 0.3%
   Schwab (Charles)......................................   13,288       509,927
                                                                     -----------
LEISURE & LUXURY -- 1.1%
   Brunswick.............................................   71,887     1,599,486
                                                                     -----------
MEDIA -- 4.2%
   CBS...................................................    8,259       528,060
   Comcast, Special, Cl A................................   45,781     2,314,802
   Mediaone Group*.......................................   20,003     1,536,480
   Tribune...............................................   31,220     1,719,051
                                                                     -----------
                                                                       6,098,393
                                                                     -----------
MEDICAL PRODUCTS -- 2.9%
   Johnson & Johnson.....................................   21,767     2,027,052
   Tyco International....................................   57,015     2,216,458
                                                                     -----------
                                                                       4,243,510
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ANALYTIC FUNDS
                                                            ENHANCED EQUITY FUND
                                                            DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                            Shares      Value
                                                           --------  -----------

MINING -- 0.7%
   INCO..................................................   41,705   $   980,068
                                                                     -----------
MOTOR VEHICLES -- 3.8%
   Ford Motor............................................   39,046     2,086,521
   General Motors........................................   32,691     2,376,227
   Paccar................................................   23,332     1,033,899
                                                                     -----------
                                                                       5,496,647
                                                                     -----------
OIL REFINING -- 0.6%
   Conoco, Cl B..........................................   34,912       868,436
                                                                     -----------
PHARMACEUTICALS -- 7.6%
   Amgen*................................................    9,908       595,099
   Bristol-Myers Squibb..................................   42,867     2,751,526
   Merck.................................................   65,432     4,388,034
   Pfizer................................................   42,732     1,386,119
   Schering Plough.......................................   26,956     1,137,206
   Warner-Lambert........................................    9,310       762,838
                                                                     -----------
                                                                      11,020,822
                                                                     -----------
PROPERTY INSURANCE -- 3.1%
   American International Group..........................   23,386     2,528,611
   Loews.................................................   31,611     1,918,393
                                                                     -----------
                                                                       4,447,004
                                                                     -----------
SEMICONDUCTORS -- 5.0%
   Advanced Micro Devices*...............................   34,664     1,003,090
   Intel.................................................   41,231     3,393,827
   Micron Technology.....................................   14,217     1,105,372
   Texas Instruments.....................................   17,661     1,710,909
                                                                     -----------
                                                                       7,213,198
                                                                     -----------
SPECIALTY RETAIL -- 0.6%
   Lowe's................................................   13,433       802,622
                                                                     -----------
TELEPHONE -- 7.8%
   AT&T..................................................   12,503       634,527
   Bell Atlantic.........................................   44,532     2,741,501
   BellSouth.............................................   41,938     1,963,223
   GTE...................................................   10,771       760,029


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------
                                                          Shares/
                                                        Face Amount     Value
                                                        ----------- ------------

TELEPHONE -- continued
   MCI WorldCom*.......................................     21,592  $  1,145,752
   Sprint..............................................     42,977     2,892,889
   US West.............................................     16,716     1,203,552
                                                                    ------------
                                                                      11,341,473
                                                                    ------------
WIRELESS TECHNOLOGY -- 0.3%
   Sprint PCS Group*...................................      4,584       469,860
                                                                    ------------
   TOTAL COMMON STOCKS
      (Cost $122,530,651)..............................              130,832,144
                                                                    ------------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 0.6%
--------------------------------------------------------------------------------
   United States Treasury Bill (B) (C)
      5.020%, 03/16/00 (Cost $846,339)................. $  855,000       846,202
                                                                    ------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 8.7%
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 8.7%
   JP Morgan, 3.14%, dated 12/31/99, matures 01/03/00,
      repurchase price $10,557,424 (Collateralized by
      U.S. Government Agency Instruments:
      total market value $10,765,748) (A).............. 10,554,700    10,554,700
   Morgan Stanley, 3.14%, dated 12/31/99, matures
      01/03/00, repurchase price $2,152,027
      (Collateralized by U.S. Government Agency
      Instruments:
      total market value $2,205,575) (A)...............  2,151,472     2,151,472
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $12,706,172)...............................               12,706,172
                                                                    ------------
   TOTAL INVESTMENTS -- 99.4%
      (Cost $136,083,162) (D)..........................              144,384,518
                                                                    ------------
   OTHER ASSETS AND LIABILITIES, NET -- 0.6%...........                  800,537
                                                                    ------------
   TOTAL NET ASSETS -- 100.0%..........................             $145,185,055
                                                                    ============

--------------------------------------------------------------------------------

*    Non-Income Producing Security

ADR  American Depository Receipt

Cl   Class

(A)  Tri-Party Repurchase Agreement

(B) The rate reflected on the Portfolio of Investments represents the security's discount rate at purchase.

(C)  Security has been pledged as collateral for open future positions.

(D) The cost for federal income tax purposes was $136,503,710. At December 31, 1999, net unrealized appreciation for all securities based on tax cost was $7,880,808. This consisted of aggregate gross unrealized appreciation for all securities of $12,456,486 and aggregate gross unrealized depreciation for all securities of $4,575,678.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               ANALYTIC FUNDS
                                                        MASTER FIXED INCOME FUND
                                                        DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
CORPORATE BONDS -- 19.2%
--------------------------------------------------------------------------------

                                                            Face
                                                           Amount        Value
                                                        ----------    ----------
   American Home Products
      7.900%, 02/15/05................................. $  200,000    $  201,750
   First Chicago NBD
      6.125%, 02/15/06.................................    250,000       230,625
   Gillette Company
      5.750%, 10/15/05.................................    300,000       281,250
   GTE California
      5.500%, 01/15/09.................................    175,000       152,688
                                                                      ----------
   TOTAL CORPORATE BONDS
      (Cost $924,843)..................................                  866,313
                                                                      ----------
--------------------------------------------------------------------------------
 INDEX OPTION -- 0.0%
--------------------------------------------------------------------------------
   S&P 100 Index January 2000, 700 Puts (Cost $3,627)..          9         1,800
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.2%
--------------------------------------------------------------------------------
   Federal National Mortgage Association
      6.640%, 07/02/07 (Cost $512,765).................    470,000       459,124
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 68.8%
--------------------------------------------------------------------------------
   U.S. Treasury Bill
      4.810%, 03/16/00 (B) (C).........................     40,000        39,588
      5.060%, 03/30/00 (B)+............................  1,740,000     1,718,302
   U.S. Treasury Bond
     12.375%, 05/15/04.................................    310,000       377,614
      8.875%, 02/15/19.................................    150,000       182,541
      8.125%, 08/15/19.................................    300,000       341,775
   U.S. Treasury Notes
      6.500%, 05/31/02.................................    160,000       160,762
      7.500%, 02/15/05.................................    100,000       104,264
      5.625%, 05/15/08.................................    200,000       188,084
                                                                      ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $3,232,719)................................                3,112,930
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               ANALYTIC FUNDS
                                                        MASTER FIXED INCOME FUND
                                                        DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- continued
--------------------------------------------------------------------------------
                                                                        Value
                                                                    ------------

   TOTAL INVESTMENTS -- 98.2%
      (Cost $4,673,954) (D)................................         $  4,440,167
                                                                    ------------
--------------------------------------------------------------------------------
 INDEX OPTIONS WRITTEN (0.3%)
--------------------------------------------------------------------------------

                                                           Contracts
                                                           ---------
   Interactive Week Internet Index January 2000, 480 Puts..      (5)     (3,750)
   Morgan Stanley Cyclical Index January 2000, 540 Puts....      (5)     (1,625)
   Nasdaq 100 Trust Series I Index January 2000, 158 Puts..     (10)     (2,000)
   Phlx Forest/Paper Index January 2000, 325 Puts..........      (5)       (469)
   S&P 100 Index January 2000, 740 Puts....................     (10)     (4,500)
                                                                    ------------
   Total Index Options (Premiums received ($27,706)).......             (12,344)
                                                                    ------------
   OTHER ASSETS AND LIABILITIES, NET -- 2.1%...............              95,142
                                                                    ------------
   TOTAL NET ASSETS -- 100.0%..............................         $ 4,522,965
                                                                    ============

--------------------------------------------------------------------------------

+    Security has been pledged as collateral for open written option contracts.

(A)  Tri-Party Repurchase Agreement

(B) The rate reflected on the Portfolio of Investments represents the security's discount rate at purchase.

(C)  Security has been pledged as collateral for open future position contracts.

(D) The cost for federal income tax purposes was $4,674,155. At December 31, 1999, net unrealized depreciation for all securities based on tax cost was $233,988. This consisted of aggregate gross unrealized appreciation for all securities of $0 and aggregate gross unrealized depreciation for all securities of $233,988.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
CORPORATE OBLIGATIONS -- 5.3%
--------------------------------------------------------------------------------

                                                          Face
                                                         Amount         Value
                                                        --------      ----------
   Nippon Telephone & Telegraph
      6.000%, 06/30/00 (Cost $200,060)................  $200,000      $  199,480
                                                                      ----------
--------------------------------------------------------------------------------
 FOREIGN BONDS -- 7.5%
--------------------------------------------------------------------------------
   Shell Canada
      8.875%, 01/14/01 (Cost $296,574)................     275,000       280,742
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 42.4%
--------------------------------------------------------------------------------
   Federal National Mortgage Association
      5.375%, 03/15/02................................     750,000       732,187
   Federal National Mortgage Association Medium Term Note
      6.180%, 03/15/01................................     750,000       747,788
      6.670%, 08/01/01................................     100,000       100,228
                                                                      ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,599,305)...............................                 1,580,203
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 41.0%
--------------------------------------------------------------------------------
   United States Treasury Bill (B) (C)
      4.910%, 03/16/00................................      30,000        29,691
   U.S. Treasury Notes
      6.375%, 03/31/01................................     325,000       325,744
      6.250%, 01/31/02................................     150,000       149,933
      6.625%, 03/31/02................................     100,000       100,718
      6.500%, 05/31/02................................     100,000       100,476
      6.250%, 06/30/02................................     300,000       299,793
      6.375%, 08/15/02................................     100,000       100,193
      6.250%, 08/31/02................................      75,000        74,901
      5.875%, 09/30/02................................     350,000       346,353
                                                                      ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,555,259)...............................                 1,527,802
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 3.2%
--------------------------------------------------------------------------------

                                                              Face
                                                             Amount      Value
                                                            -------- -----------
 REPURCHASE AGREEMENT -- 3.2%
   Morgan Stanley 5.25%, Dated 12/31/99, Matures 01/03/00,
      repurchase price $118,235, (collateralized by U.S.
      Government Agency Instruments: total market value
      $121,702) (Cost $118,184) (A).......................  $118,184 $   118,184
                                                                     -----------
   TOTAL INVESTMENTS -- 99.4%
      (Cost $3,769,382) (D)...............................             3,706,411
                                                                     -----------
   OTHER ASSETS AND LIABILITIES, NET -- 0.6%..............                22,909
                                                                     -----------
   TOTAL NET ASSETS -- 100.0%.............................           $ 3,729,320
                                                                     ===========

--------------------------------------------------------------------------------

(A)  Tri-Party Repurchase Agreement

(B) The rate reflected on the Portfolio of Investments represents the security's discount rate at purchase.

(C)  Security has been pledged as collateral for open future positions.

(D) The cost for federal income tax purposes was $3,769,382. At December 31, 1999, net unrealized depreciation for all securities based on tax cost was $62,971. This consisted of aggregate gross unrealized appreciation for all securities of $0 and aggregate gross unrealized depreciation for all securities of $62,971.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 88.6%
--------------------------------------------------------------------------------

                                                           Shares        Value
                                                         ----------   ----------
AUSTRALIA -- 2.7%
   Coles Myer ADR.......................................       778    $   31,898
   Westpac Banking ADR..................................       367        12,616
                                                                      ----------
                                                                          44,514
                                                                      ----------
DENMARK -- 1.3%
   Novo-Nordisk ADR.....................................       328        21,197
                                                                      ----------
FINLAND -- 2.1%
   Metso ADR*...........................................       496         6,696
   Nokia ADR............................................       103        19,570
   UPM-Kymmene ADR......................................       223         9,533
                                                                      ----------
                                                                          35,799
                                                                      ----------
FRANCE -- 8.4%
   Axa ADR..............................................       400        28,400
   France Telecom ADR...................................       374        49,929
   LVMH ADR.............................................       158        14,378
   Pechiney ADR.........................................       403        14,634
   Rhodia ADR...........................................        90         2,126
   Scor ADR.............................................        69         3,053
   Total Fina ADR.......................................       381        26,385
                                                                      ----------
                                                                         138,905
                                                                      ----------
GERMANY -- 8.8%
   Allianz, Registered..................................        36        12,090
   Deutsche Bank ADR....................................       126        10,710
   Deutsche Telekom ADR.................................       771        54,741
   SAP ADR..............................................       501        26,083
   Siemens ADR..........................................       134        17,085
   Veba ADR.............................................       502        25,131
                                                                      ----------
                                                                         145,840
                                                                      ----------
HONG KONG -- 1.6%
   Cable & Wireless HKT ADR.............................       897        26,125
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value
                                                         ----------   ----------

IRELAND -- 0.3%
   Allied Irish Banks ADR................................       79    $    1,669
   Waterford Wedgwood ADR................................      376         3,666
                                                                      ----------
                                                                           5,335
                                                                      ----------
ITALY -- 2.6%
   Benetton Group ADR....................................      121         5,498
   Fiat ADR..............................................      396        11,930
   INA ADR...............................................      431        10,613
   Luxottica Group ADR...................................      147         2,582
   Montedison ADR........................................      417         6,776
   San Paolo-IMI ADR.....................................      211         5,776
                                                                      ----------
                                                                          43,175
                                                                      ----------
JAPAN -- 20.8%
   Bank of Tokyo-Mitsubishi..............................    1,000        13,932
   Chubu Electric Power..................................      500         8,145
   Chugai Pharmaceutical.................................    1,000        10,811
   Citizen Watch.........................................    1,000         6,359
   Dai-Ichi Kangyo Bank..................................    1,000         9,344
   Fanuc.................................................      100        12,729
   Hankyu................................................    1,000         3,571
   Heiwa.................................................      200         3,912
   Hitachi...............................................    1,000        16,045
   Kajima................................................    1,000         2,984
   Kawasaki Steel*.......................................    3,000         5,371
   Kirin Brewery.........................................    1,000        10,518
   Kyowa Hakko Kogyo.....................................    1,000         5,997
   Maeda.................................................    1,000         2,945
   Matsushita Electric Works.............................    1,000         9,882
   Mitsubishi............................................    1,000         7,719
   Mitsubishi Electric...................................    1,000         6,457
   Mitsubishi Motors*....................................    1,000         3,415
   Mitsui Soko...........................................    1,000         2,064
   Mitsukoshi*...........................................    1,000         3,522
   Nippon Express........................................    1,000         5,528
   Nippon Paper Industries...............................    1,000         5,508
   Nippon Steel..........................................    2,000         4,677


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value
                                                         ----------   ----------

JAPAN -- continued
   Nippon Telegraph & Telephone.........................         1    $   17,122
   Nissan Motor*........................................     1,000         3,933
   NTT Data.............................................         1        22,992
   Promise..............................................       100         5,088
   Sakura Bank..........................................     1,000         5,792
   Sanyo Electric.......................................     1,000         4,060
   Sharp................................................     1,000        25,585
   Sony.................................................       100        29,645
   Sumitomo Bank........................................     1,000        13,687
   Sumitomo Electric Industries.........................     1,000        11,555
   Sumitomo Rubber Industries...........................     1,000         4,422
   Taiheiyo Cement......................................     1,000         1,908
   Tokio Marine & Fire Insurance........................     1,000        11,692
   Tokyo Electric Power.................................       200         5,361
   Tokyu................................................     1,000         2,436
   Toppan Printing......................................     1,000         9,979
   Toshiba..............................................     1,000         7,631
                                                                      ----------
                                                                         344,323
                                                                      ----------
LUXEMBOURG -- 0.4%
   Espirito Santo Financial Group ADR...................       461         7,261
                                                                      ----------
NETHERLANDS -- 6.7%
   Aegon ARS............................................       310        29,605
   Ahold ADR............................................       246         7,365
   Elsevier ADR.........................................       647        15,447
   ING Groep ADR........................................       178        10,858
   Philips Electronics ADR..............................        46         6,210
   Royal Dutch Petroleum ADR............................       538        32,515
   TNT Post Group ADR...................................       342         9,790
                                                                      ----------
                                                                         111,790
                                                                      ----------
NEW ZEALAND -- 0.1%
   Sky Network Television ADR*..........................       118         1,888
                                                                      ----------
NORWAY -- 0.3%
   Stolt-Nielsen ADR....................................       311         4,432
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value
                                                         ----------   ----------

SINGAPORE -- 0.3%
   Creative Technology..................................       251    $    4,361
                                                                      ----------
SPAIN -- 1.7%
   Argentaria ADR.......................................       433        20,134
   Endesa ADR...........................................       414         8,358
                                                                      ----------
                                                                          28,492
                                                                      ----------
SWEDEN -- 2.7%
   Ericsson ADR.........................................       519        34,092
   Swedish Match ADR....................................       105         3,649
   Volvo ADR............................................       258         6,514
                                                                      ----------
                                                                          44,255
                                                                      ----------
SWITZERLAND -- 4.9%
   Credit Suisse Group ADR..............................       138         6,865
   Nestle ADR...........................................       352        32,032
   Novartis ADR.........................................       428        31,084
   Swisscom ADR.........................................       289        11,705
                                                                      ----------
                                                                          81,686
                                                                      ----------
UNITED KINGDOM -- 22.9%
   Abbey National.......................................        61           977
   Allied Zurich........................................       503         5,936
   Anglo American.......................................        11           732
   AstraZeneca Group....................................       307        12,753
   Barclays.............................................       325         9,368
   Billiton.............................................     1,000         5,908
   BOC Group............................................       252         5,422
   BP Amoco.............................................     2,979        29,997
   British Aerospace....................................        39           259
   British Aerospace Loan Stock.........................        12            19
   British Sky Broadcasting Group.......................        67         1,080
   British Telecommunications...........................     1,229        30,079
   Cable & Wireless.....................................        93         1,578
   Capital Radio........................................        67         1,626
   Centrica.............................................     2,034         5,774
   Colt Telecom Group*..................................       153         7,843
   Cookson Group........................................       615         2,487


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value
                                                         ----------   ----------

UNITED KINGDOM -- continued
   Countrywide Assured Group............................     1,042    $    2,562
   Diageo...............................................       170         1,369
   Dixons Group.........................................       193         4,649
   Energis*.............................................        99         4,763
   Enterprise Inns......................................       418         2,757
   Eurotunnel Rights*...................................     1,466            21
   Eurotunnel UTS*......................................     1,466         1,672
   First Choice Holidays................................       865         1,819
   Glaxo Wellcome.......................................       409        11,578
   Granada Group........................................       149         1,512
   GWR Group............................................       243         2,543
   Halifax..............................................       172         1,910
   HSBC Holdings........................................     1,675        23,383
   HSBC Holdings ADR....................................       280        19,985
   Imperial Tobacco Group...............................       350         2,887
   Invensys.............................................     1,199         6,536
   Lloyds TSB Group.....................................     1,096        13,731
   London Bridge Software Holdings......................        28         1,914
   Marconi..............................................        92         1,630
   Matalan..............................................       102         2,807
   Millennium & Copthorne Hotels........................       327         2,002
   Millennium & Copthorne Hotels RFD*...................        57           323
   National Westminster Bank............................       391         8,412
   Next.................................................       240         2,306
   NFC..................................................       382         1,514
   Norwich Union........................................       148         1,098
   Ocean Group..........................................       156         2,915
   Peninsular and Oriental Steam Navigation.............       296         4,922
   Photo-Me International...............................       380         1,967
   Premier Farnell......................................       329         2,451
   Prudential...........................................       578        11,407
   Reuters Group........................................       247         3,394
   Royal Bank of Scotland Group.........................       282         5,009
   Sage Group...........................................       460         5,622
   Scottish Power.......................................       578         4,385
   Serco Group..........................................        10           314
   Shell Transport & Trading............................     2,277        18,950
   Smith & Nephew.......................................       831         2,796


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------

                                                         Shares/
                                                       Face Amount       Value
                                                       -----------   -----------

UNITED KINGDOM -- continued
   SmithKline Beecham.................................       1,060   $    13,546
   Standard Chartered.................................         341         5,301
   Tate & Lyle........................................         359         2,311
   Taylor Nelson Sorfres..............................         552         2,429
   Tesco..............................................       2,173         6,617
   Trinity Mirror.....................................         108         1,156
   Unilever...........................................         851         6,270
   Vodafone AirTouch..................................       5,092        25,266
   WPP Group..........................................         301         4,776
                                                                     -----------
                                                                         379,325
                                                                     -----------
   TOTAL COMMON STOCKS
      (Cost $1,326,506)...............................                 1,468,703
                                                                     -----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 1.2%
--------------------------------------------------------------------------------
   U.S. Treasury Bill (A) (B)
      4.700%, 03/16/00 (Cost $19,804).................     $20,000        19,792
                                                                     -----------
   TOTAL INVESTMENTS -- 89.8%
      (Cost $1,346,310) (C)...........................                 1,488,495
                                                                     -----------
   OTHER ASSETS AND LIABILITIES, NET -- 10.2%.........                   169,666
                                                                     -----------
   TOTAL NET ASSETS -- 100.0%.........................               $ 1,658,161
                                                                     ===========

--------------------------------------------------------------------------------

*  Non-income producing security.

ADR -- American Depository Receipts

ARS -- American Registered Shares

RFD -- Rank For Dividends

UTS -- Units

(A) The rate reflected on the Portfolio of Investments represents the securities discount rate at purchase.

(B)  Security has been pledged as collateral for open future positions.

(C) The cost for federal income tax purposes was $1,346,310. At December 31, 1999, net unrealized appreciation for all securities based on tax cost was $142,185. This consisted of aggregate gross unrealized appreciation for all securities of $205,154 and aggregate gross unrealized depreciation for all securities of $62,969.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           INTERNATIONAL FUND
                                                           DECEMBER 31, 1999
--------------------------------------------------------------------------------

At December 31, 1999, sector diversification of the Fund was as follows (Unaudited):

                                                            % of
   Industry                                              Net Assets     Value
   --------                                              ----------  ----------
COMMON STOCK
   Telecommunications..................................    18.54%    $  307,434
   Financial Services..................................    12.82        212,540
   Insurance...........................................     6.87        113,893
   Oil and Gas.........................................     6.85        113,622
   Pharmaceuticals.....................................     6.45        106,965
   Electronic Equipment................................     5.86         97,084
   Food and Beverages..................................     4.88         80,860
   Manufacturing.......................................     4.32         71,692
   Retail..............................................     3.28         54,298
   Consumer Products...................................     2.58         42,720
   Transportation......................................     2.22         36,800
   Software............................................     2.03         33,619
   Metals and Mining...................................     1.84         30,590
   Automotive..........................................     1.82         30,214
   Commercial Services.................................     1.74         28,824
   Media...............................................     1.64         27,135
   Electric Utilities..................................     1.58         26,249
   Paper and Related Products..........................     0.91         15,042
   Chemicals...........................................     0.86         14,324
   Distribution/Wholesale..............................     0.47          7,719
   Tobacco.............................................     0.39          6,536
   Medical Products....................................     0.32          5,378
   Real Estate.........................................     0.15          2,562
   Lodging.............................................     0.14          2,325
   Aerospace/Defense...................................     0.02            278
                                                          ------     ----------
   TOTAL COMMON STOCK..................................    88.58%    $1,468,703
   U.S. TREASURY INSTRUMENTS...........................     1.19         19,792
                                                          ------     ----------
   TOTAL INVESTMENTS...................................    89.77%    $1,488,495
   OTHER ASSETS AND LIABILITIES, NET...................    10.23        169,666
                                                          ------     ----------

   NET ASSETS..........................................   100.00%    $1,658,161
                                                          ======     ==========



The accompanying notes are an integral part of the financial statements.

                      [This Page Left Intentionally Blank]

UAM FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

                                                          Defensive Equity Fund       Enhanced Equity Fund
                                                          ---------------------       --------------------
Assets
Investments, at Cost ..................................        $63,679,761                $136,083,162
                                                               -----------                ------------
Investments, at Value .................................        $72,363,403                $144,384,518
Cash ..................................................                 --                          --
Receivable for Investment Securities Sold .............             95,457                          --
Dividends and Interest Receivable .....................             61,463                     137,989
Receivable from Adviser ...............................                 --                          --
Receivable for Portfolio Shares Sold ..................            234,727                     929,455
Receivable for Daily Variation on
   Futures Contracts ..................................             15,300                      37,500
Foreign Withholding Tax Reclaim Receivable ............                 --                          --
                                                               -----------                ------------
   Total Assets .......................................         72,770,350                 145,489,462
                                                               -----------                ------------
Liabilities
Written Options Outstanding at
   Market Value (premium
   received $1,136,424, $0, $27,706,
   $0 and $0, respectively) ...........................          1,645,626                          --
Payable to Custodian Bank .............................                 --                          --
Payable for Investment Advisory Fees ..................             29,577                      52,184
Payable for Administration Fees .......................             10,320                      13,671
Payable for Directors' Fees ...........................              2,857                         706
Payable for Portfolio Shares Redeemed .................            147,368                     201,333
Payable for Daily Variation on
   Futures Contracts ..................................                 --                          --
Other Liabilities .....................................             92,852                      36,513
                                                               -----------                ------------
   Total Liabilities ..................................          1,928,600                     304,407
                                                               -----------                ------------
Net Assets ............................................        $70,841,750                $145,185,055
                                                               ===========                ============
Net Assets Consist of:
Paid in Capital .......................................        $64,770,741                $137,122,885
Undistributed Net Investment Income (Loss) ............             45,146                          --
Accumulated Net Realized Gain (Loss) ..................         (2,381,539)                   (807,961)
Unrealized Appreciation (Depreciation) ................          8,407,402                   8,870,131
                                                               -----------                ------------
Net Assets ............................................        $70,841,750                $145,185,055
                                                               ===========                ============
Institutional Class Shares:
Shares Issued and Outstanding (authorized
     100 million shares-- $0.001 par value) ...........          5,992,886                  11,794,337
                                                               -----------                ------------
Net Asset Value, Offering and
Redemption Price Per Share ............................        $     11.82                $      12.31
                                                               ===========                ============


The accompanying notes are an integral part of the financial statements.

                                                               ANALYTIC FUNDS
                                                               DECEMBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Master Fixed Income Fund   Short-Term Government Fund   International Fund
      ------------------------   --------------------------   ------------------

             $4,673,954                 $3,769,382               $ 1,346,310
             ----------                 ----------               -----------
             $4,440,167                 $3,706,411               $ 1,488,495
                     --                         --                   162,299
                100,469                         --                        --
                 60,593                     66,562                     2,638
                  8,953                      9,332                    18,490
                     --                         --                        --

                  9,031                      3,468                        --
                     --                         --                        58
             ----------                 ----------               -----------
              4,619,213                  3,785,773                 1,671,980
             ----------                 ----------               -----------





                 12,344                         --                        --
                 32,086                         --                        --
                     --                         --                        --
                  5,003                      6,127                     5,495
                    816                        289                        44
                    810                         18                        --

                  9,687                      3,991                       617
                 35,502                     46,028                     7,663
             ----------                 ----------               -----------
                 96,248                     56,453                    13,819
             ----------                 ----------               -----------
             $4,522,965                 $3,729,320               $ 1,658,161
             ==========                 ==========               ===========

             $5,006,628                 $4,630,219               $ 1,476,350
                 (1,745)                      (631)                   (1,068)
               (250,933)                  (831,182)                   31,199
               (230,985)                   (69,086)                  151,680
             ----------                 ----------               -----------
             $4,522,965                 $3,729,320               $ 1,658,161
             ==========                 ==========               ===========


                495,589                    381,058                   147,362
             ----------                 ----------               -----------

             $     9.13                 $     9.79               $     11.25
             ==========                 ==========               ===========

UAM FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     Enhanced
                                           Defensive Equity Fund    Equity Fund
                                           ---------------------   -------------
Investment Income
Dividends .................................    $   984,981          $   853,993
Interest ..................................        193,702              387,778
Less: Foreign Taxes Withheld ..............         (2,898)              (2,713)
                                               -----------          -----------
   Total Investment Income ................      1,175,785            1,239,058
                                               -----------          -----------
Expenses
Investment Advisory Fees ..................        396,366              359,313
Administration Fees .......................        186,052              128,501
Custodian Fees ............................         13,985                8,779
Audit Fees ................................         19,053               14,870
Legal Fees ................................         14,045                7,005
Shareholder Servicing Fees ................         22,590               37,674
Printing Fees .............................         17,688                4,983
Directors' Fees ...........................         20,437               11,914
Registration and Filing Fees ..............         35,430               34,684
Other Expenses ............................         48,217               51,615
Distribution Fees .........................          9,298                5,697
                                               -----------          -----------
   Total Expenses .........................        783,161              665,035
                                               -----------          -----------
Waiver of Investment Advisory Fees ........        (94,228)             (70,227)
Reimbursement of Other Expenses by
   Adviser ................................             --                   --
                                               -----------          -----------
   Net Expenses ...........................        688,933              594,808
                                               -----------          -----------
Net Investment Income .....................        486,852              644,250
                                               -----------          -----------
Net Realized Gain (Loss) on:
   Investments ............................     11,581,898            5,518,217
   Written Options ........................       (725,482)                  --
   Foreign Currency Transactions ..........             --                   --
   Futures ................................        176,451            1,193,190
                                               -----------          -----------
Total Net Realized Gain (Loss) ............     11,032,867            6,711,407
                                               -----------          -----------
Change in Unrealized Appreciation
   (Depreciation):
   Investments ............................        719,680            4,757,291
   Written Options ........................       (274,554)                  --
   Foreign Currency Transactions ..........             --                   --
   Futures ................................        232,962              394,650
                                               -----------          -----------
Net Change in Unrealized Appreciation
   (Depreciation) .........................        678,088            5,151,941
                                               -----------          -----------
Net Realized and  Unrealized Gain (Loss) ..     11,710,955           11,863,348
                                               -----------          -----------
Increase (Decrease) in Net Assets Resulting
   from Operations ........................    $12,197,807          $12,507,598
                                               ===========          ===========


*    The Analytic International Fund commenced operations on September 30, 1999.

The accompanying notes are an integral part of the financial statements.

                                                              ANALYTIC FUNDS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      Short-Term
  Master Fixed Income Fund         Government Fund         International Fund*
  ------------------------         ---------------         -------------------

          $      --                    $      --                $   3,613
            317,062                      281,480                    3,749
                 --                           --                     (204)
          ---------                    ---------                ---------
            317,062                      281,480                    7,158
          ---------                    ---------                ---------

             23,789                       13,250                    3,652
             60,894                       62,048                   19,672
              8,552                        2,771                    8,097
             15,477                       15,456                    8,500
              2,857                        2,568                    2,052
                766                          711                      366
              2,283                        5,311                    2,309
              3,389                        2,859                      811
              8,098                       10,310                    4,112
             18,477                       18,586                    2,070
                809                          868                       --
          ---------                    ---------                ---------
            145,391                      134,738                   51,641
          ---------                    ---------                ---------
            (23,789)                     (13,250)                  (3,652)

            (75,581)                     (90,806)                 (43,241)
          ---------                    ---------                ---------
             46,021                       30,682                    4,748
          ---------                    ---------                ---------
            271,041                      250,798                    2,410
          ---------                    ---------                ---------

           (101,662)                     (88,513)                   4,281
             78,917                           --                       --
                 --                           --                   (3,155)
            (11,246)                      50,404                   28,928
          ---------                    ---------                ---------
            (33,991)                     (38,109)                  30,054
          ---------                    ---------                ---------


           (328,592)                     (94,061)                 142,185
              5,088                           --                       --
                 --                           --                        2
            (23,796)                     (10,030)                   9,493
          ---------                    ---------                ---------

           (347,300)                    (104,091)                 151,680
          ---------                    ---------                ---------
           (381,291)                    (142,200)                 181,734
          ---------                    ---------                ---------

          $(110,250)                   $ 108,598                $ 184,144
          =========                    =========                =========

UAM FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Defensive Equity Fund             Enhanced Equity Fund
                                                        -----------------------------     -----------------------------
                                                          Year Ended      Year Ended        Year Ended     Year Ended
                                                         December 31,    December 31,      December 31,   December 31,
                                                             1999            1998              1999           1998
                                                        -----------------------------     -----------------------------
Increase (Decrease) in Net Assets
   Operations:
   Net Investment Income ...........................     $    486,852   $    202,592        $    644,250   $    139,106
   Net Realized Gain (Loss) from
     Security Transactions .........................       11,032,867     12,959,836           6,711,407      1,160,166
   Net Change in Unrealized
     Appreciation (Depreciation) ...................          678,088       (955,197)          5,151,941      3,219,958
                                                         ------------   ------------        ------------   ------------
   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations ....................................       12,197,807     12,207,231          12,507,598      4,519,230
                                                         ------------   ------------        ------------   ------------
Distributions:
   Net Investment Income ...........................         (426,622)      (202,592)           (644,250)      (139,106)
   In Excess of Net Investment Income ..............               --        (16,547)               (400)       (11,348)
   Net Realized Gain ...............................      (11,032,867)   (14,197,773)         (6,711,407)    (1,552,303)
   In Excess of Net Realized Gain ..................         (907,335)            --            (409,193)            --
                                                         ------------   ------------        ------------   ------------
   Total Distributions .............................      (12,366,824)   (14,416,912)         (7,765,250)    (1,702,757)
                                                         ------------   ------------        ------------   ------------
Capital Share Transactions (1):
   Issued ..........................................       38,394,761     23,440,046         123,588,384     37,872,222
   In Lieu of Cash Distributions ...................       12,012,217     14,214,749           7,609,964      1,625,000
   Redeemed ........................................      (35,417,260)   (25,709,722)        (24,644,159)   (15,756,019)
                                                         ------------   ------------        ------------   ------------
   Net Increase (Decrease) from Capital
     Share Transactions ............................       14,989,718     11,945,073         106,554,189     23,741,203
                                                         ------------   ------------        ------------   ------------
   Total Increase (Decrease) in
     Net Assets ....................................       14,820,701      9,735,392         111,296,537     26,557,676
                                                         ------------   ------------        ------------   ------------
Net Assets:
   Beginning of Period .............................       56,021,049     46,285,657          33,888,518      7,330,842
                                                         ------------   ------------        ------------   ------------
   End of Period ...................................     $ 70,841,750   $ 56,021,049        $145,185,055   $ 33,888,518
                                                         ============   ============        ============   ============

(1)Shares Issued and Redeemed:
   Issued ..........................................        2,928,264      1,712,065          10,118,879      3,775,473
   In Lieu of Cash Distributions ...................        1,044,605      1,359,489             635,075        161,494
   Redeemed ........................................       (2,740,814)    (2,040,891)         (2,067,583)    (1,698,955)
                                                         ------------   ------------        ------------   ------------
   Net Increase in Shares Outstanding ..............        1,232,055      1,030,663           8,686,371      2,238,012
                                                         ============   ============        ============   ============


*    Commencement of operations



The accompanying notes are an integral part of the financial statements.

                                                               ANALYTIC FUNDS
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                              Short-Term
                Master Fixed Income Fund                    Government Fund               International Fund
            --------------------------------         -------------------------------      -------------------
             Year Ended          Year Ended           Year Ended         Year Ended       September 30, 1999*
            December 31,        December 31,         December 31,       December 31,              to
                1999                1998                 1999               1998           December 31, 1999
            --------------------------------         -------------------------------      -------------------

           $   271,041        $    250,162          $   250,798        $    192,522         $      2,410

               (33,991)           (177,416)             (38,109)              4,700               30,054

              (347,300)             99,705             (104,091)             40,380              151,680
           -----------        ------------          -----------        ------------         ------------


              (110,250)            172,451              108,598             237,602              184,144
           -----------        ------------          -----------        ------------         ------------

              (271,041)           (250,162)            (247,686)           (192,522)                (323)
                (1,104)               (302)                  --              (3,485)                  --
                    --             (30,480)                  --                  --               (2,010)
                    --                  --                   --                  --                   --
           -----------        ------------          -----------        ------------         ------------
              (272,145)           (280,944)            (247,686)           (196,007)              (2,333)
           -----------        ------------          -----------        ------------         ------------

             1,954,031           2,574,096            1,158,772           2,550,601            1,474,017
               255,148             245,226              246,484             174,351                2,333
            (2,258,036)         (3,468,172)          (2,796,079)           (484,860)                  --
           -----------        ------------          -----------        ------------         ------------

               (48,857)           (648,850)          (1,390,823)          2,240,092            1,476,350
           -----------        ------------          -----------        ------------         ------------

              (431,252)           (757,343)          (1,529,911)          2,281,687            1,658,161
           -----------        ------------          -----------        ------------         ------------

             4,954,217           5,711,560            5,259,231           2,977,544                   --
           -----------        ------------          -----------        ------------         ------------
           $ 4,522,965        $  4,954,217          $ 3,729,320        $  5,259,231         $  1,658,161
           ===========        ============          ===========        ============         ============

               204,226             257,174              116,714             253,112              147,144
                27,073              24,619               24,703              17,334                  218
              (240,544)           (347,983)            (281,086)            (48,498)                  --
           -----------        ------------          -----------        ------------         ------------
                (9,245)            (66,190)            (139,669)            221,948              147,362
           ===========        ============          ===========        ============         ============

UAM FUNDS                                                  DEFENSIVE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                       Years Ended December 31,
                                           -------------------------------------------------
                                             1999      1998       1997      1996      1995
                                           --------  --------   --------  --------  --------
Net Asset Value, Beginning of Period ..     $11.77    $12.41     $13.71    $12.64    $10.60
Income from Investment Operations
   Net Investment Income ..............       0.10      0.05       0.12      0.19      0.23
   Net Realized and Unrealized Gain ...       2.33      3.05       2.49      1.78      2.04
                                            ------    ------     ------    ------    ------
   Total from Investment Operations ...       2.43      3.10       2.61      1.97      2.27
                                            ------    ------     ------    ------    ------
Distributions:
   Net Investment Income ..............      (0.08)    (0.05)     (0.12)    (0.19)    (0.23)
   Net Realized Gain ..................      (2.13)    (3.69)     (3.79)    (0.71)       --
   In Excess of Realized Gain .........      (0.17)       --         --        --        --
                                            ------    ------     ------    ------    ------
   Total Distributions ................      (2.38)    (3.74)     (3.91)    (0.90)    (0.23)
                                            ------    ------     ------    ------    ------
Net Asset Value, End of Period ........     $11.82    $11.77     $12.41    $13.71    $12.64
                                            ======    ======     ======    ======    ======
Total Return ..........................      21.35%    28.89%     19.11%    15.66%    21.52%
                                            ======    ======     ======    ======    ======

Ratios and Supplemental Data
Net Assets, End of Period (000) .......    $70,842   $56,021    $46,286   $52,484   $42,648
Ratio of Expenses to Average
   Net Assets .........................       1.04%     1.38%      1.30%     1.23%     1.22%
Ratio of Net Investment Income
   to Average Net Assets ..............       0.74%     0.40%      0.75%     1.43%     1.87%
Portfolio Turnover Rate ...............        360%      299%        75%       43%       32%

The information set forth in this table for the periods prior to August 31, 1998 is the financial data of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. Analytic Defensive Equity Fund acquired the assets and assumed the liabilities of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. on August 31, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.95328 used on the date of reorganization.



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ENHANCED EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                       Years Ended December 31,
                                          ------------------------------------------------
                                          1999       1998       1997       1996       1995
                                          ----       ----       ----       ----       ----
Net Asset Value, Beginning of Period.   $10.90     $ 8.43     $ 7.43     $ 7.95     $ 6.04
Income from Investment Operations
   Net Investment Income.............     0.10       0.06       0.09       0.13       0.14
   Net Realized and Unrealized Gain..     2.06       3.07       2.12       1.69       1.98
                                         -----      -----      -----      -----      -----
   Total from Investment Operations..     2.16       3.13       2.21       1.82       2.12
                                         -----      -----      -----      -----      -----
Distributions:
   Net Investment Income.............    (0.10)     (0.06)     (0.09)     (0.13)     (0.14)
   In Excess of Net Investment
     Income..........................       --      (0.01)     (0.01)        --         --
   Net Realized Gain.................    (0.61)     (0.59)     (1.10)     (2.20)     (0.07)
   In Excess of Net Realized Gain....    (0.04)        --      (0.01)     (0.01)        --
                                         -----      -----      -----      -----      -----
   Total Distributions...............    (0.75)     (0.66)     (1.21)     (2.34)     (0.21)
                                         -----      -----      -----      -----      -----
Net Asset Value, End of Period.......   $12.31     $10.90     $ 8.43     $ 7.43     $ 7.95
                                        ======     ======     ======     ======     ======
Total Return.........................    20.06%     37.82%     29.86%     22.95%     35.36%
                                        ======     ======     ======     ======     ======

Ratios and Supplemental Data
Net Assets, End of Period (000)...... $145,185    $33,889    $ 7,331    $ 3,519    $ 2,318
Ratio of Expenses to Average
   Net Assets........................     0.99%      1.26%      1.00%      0.91%      0.50%
Ratio of Net Investment Income
   to Average Net Assets.............     1.08%      0.78%      1.17%      1.53%      2.02%
Portfolio Turnover Rate..............      261%       297%       189%       179%        10%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Enhanced Equity Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Enhanced Equity Fund acquired the assets and assumed the liabilities of the Enhanced Equity Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.61425 used on the date of reorganization.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              MASTER FIXED INCOME FUND


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                      Years Ended December 31,
                                          ------------------------------------------------
                                          1999       1998       1997       1996       1995
                                          ----       ----       ----       ----       ----
Net Asset Value, Beginning of Period..  $ 9.81     $10.00     $11.62     $11.78     $10.75
Income from Investment Operations
   Net Investment Income..............    0.48       0.51       0.67       0.66       0.69
   Net Realized and Unrealized Gain
     (Loss)...........................   (0.67)     (0.14)      0.46      (0.01)      1.03
                                         -----      -----      -----      -----      -----
   Total from Investment Operations...   (0.19)      0.37       1.13       0.65       1.72
                                         -----      -----      -----      -----      -----
Distributions:
   Net Investment Income..............   (0.48)     (0.51)     (0.67)     (0.66)     (0.69)
   In Excess of Net Investment
     Income...........................   (0.01)        --         --         --         --
   Net Realized Gain..................      --      (0.05)     (1.98)     (0.14)        --
   In Excess of Net Realized Gain.....      --         --      (0.10)     (0.01)        --
                                         -----      -----      -----      -----      -----
   Total Distributions................   (0.49)     (0.56)     (2.75)     (0.81)     (0.69)
                                         -----      -----      -----      -----      -----
Net Asset Value, End of Period........  $ 9.13     $ 9.81     $10.00     $11.62     $11.78
                                        ======     ======     ======     ======     ======
Total Return..........................   (2.00)%     3.80%     10.04%      5.69%     16.43%
                                        ======     ======     ======     ======     ======

Ratios and Supplemental Data
Net Assets, End of Period (000).......  $4,523    $ 4,954    $ 5,712    $28,926    $24,868
Ratio of Expenses to Average
   Net Assets.........................    0.87%      1.07%      0.90%      0.72%      0.69%
Ratio of Net Investment Income
   to Average Net Assets..............    5.13%      5.06%      5.60%      5.66%      5.99%
Portfolio Turnover Rate...............      81%        98%        40%        22%        32%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Master Fixed Income Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Master Fixed Income Fund acquired the assets and assumed the liabilities of the Master Fixed Income Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 1.1312 used on the date of reorganization.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            SHORT-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                       Years Ended December 31,
                                          ------------------------------------------------
                                          1999       1998       1997       1996       1995
                                          ----       ----       ----       ----       ----
Net Asset Value, Beginning of Period..  $10.10     $ 9.97     $ 9.99     $10.14     $ 9.70
Income from Investment Operations
   Net Investment Income..............    0.56       0.56       0.56       0.63       0.57
   Net Realized and Unrealized Gain
     (Loss)...........................   (0.31)      0.14      (0.02)     (0.10)      0.44
                                         -----      -----      -----      -----      -----
   Total from Investment Operations...    0.25       0.70       0.54       0.53       1.01
                                         -----      -----      -----      -----      -----
Distributions:
   Net Investment Income..............   (0.56)     (0.56)     (0.56)     (0.67)     (0.57)
   In Excess of Net Investment Income.      --      (0.01)        --         --         --
   Return of Capital..................      --         --         --      (0.01)        --
                                         -----      -----      -----      -----      -----
   Total Distributions................   (0.56)     (0.57)     (0.56)     (0.68)     (0.57)
                                         -----      -----      -----      -----      -----
Net Asset Value, End of Period........  $ 9.79     $10.10     $ 9.97     $ 9.99     $10.14
                                        ======     ======     ======     ======     ======
Total Return..........................    2.54%      7.10%      5.54%      5.28%     10.65%
                                        ======     ======     ======     ======     ======
Ratios and Supplemental Data
Net Assets, End of Period (000).......  $3,729    $ 5,259    $ 2,978     $1,008    $27,880
Ratio of Expenses to Average
   Net Assets.........................    0.69%      0.84%      0.60%      0.56%      0.50%
Ratio of Net Investment Income
   to Average Net Assets..............    5.68%      5.43%      5.57%      5.99%      5.76%
Portfolio Turnover Rate...............      62%        25%        34%        31%        10%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Short-Term Government Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Short-Term Government Fund acquired the assets and assumed the liabilities of the Short-Term Government Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 1.0162 used on the date of reorganization.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     INTERNATIONAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                           September 30, 1999***
                                                              to December 31,
                                                                    1999
                                                           ---------------------
Net Asset Value, Beginning of Period......................         $10.00
Income from Investment Operations
   Net Investment Income..................................           0.01
   Net Realized and Unrealized Gain (Loss)................           1.25
                                                                  -------
   Total from Investment Operations.......................           1.26
                                                                  -------
Distributions:
   Net Investment Income..................................             --
   Net Realized Gain......................................          (0.01)
                                                                  -------
   Total Distributions....................................          (0.01)
                                                                  -------
Net Asset Value, End of Period............................         $11.25
                                                                  =======
Total Return..............................................          12.67%**
                                                                  =======
Ratios and Supplemental Data
Net Assets, End of Period (000)...........................         $1,658
Ratio of Expenses to Average
   Net Assets.............................................           1.30%*
Ratio of Net Investment Income
   to Average Net Assets..................................           0.66%*
Portfolio Turnover Rate...................................              5%**

*   Annualized
**  Not annualized
*** Commencement of operations.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. Organization

     UAM Funds Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. Analytic Defensive Equity Fund, Analytic Enhanced Equity Fund, Analytic Master Fixed Income Fund, Analytic Short-Term Government Fund and Analytic International Fund (the "Funds") are funds of UAM Funds, Inc. II, formerly PBHG Advisor Funds, Inc. which are diversified, open-end management investment companies. At December 31, 1999, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Funds. The Funds have distinct investment objectives and policies that are described in the prospectus.

A. Significant Accounting Policies:

     The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Funds in the preparation of their financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available, are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

UAM FUNDS                                                        ANALYTIC FUNDS


--------------------------------------------------------------------------------

          2. Federal Income Taxes: It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         The Analytic International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Analytic International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

         3. Repurchase Agreements: The collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Analytic Investors, Inc. (the "Adviser"), ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a fund may be delayed or limited.

          4. Foreign Currency Translation: The books and records of the Analytic International Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Analytic International Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Analytic International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

          5. Distributions to Shareholders: Distributions from net investment income for the Defensive Equity and Enhanced Equity Funds are declared and paid quarterly, if available. Distributions from net investment income for the Master Fixed Income Fund and the Short-Term Government Fund are declared daily and paid monthly. Distributions from net investment income for the

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------

     International Fund are declared and paid annually. Distributions of net realized capital gains, for all funds, will be distributed annually.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

          Permanent book and tax basis differences resulted in reclassifications as follows:

                                 Undistributed     Undistributed     Paid in
     Analytic Funds                Net Income      Capital Gain      Capital
     --------------------        -------------     -------------     -------
     Defensive Equity                $7,053         $(385,582)      $378,529
     Enhanced Equity                $12,404            $5,683       $(18,087)
     Master Fixed Income            $(1,745)          $38,554       $(36,809)
     Short-Term Government            $(631)               --           $631
     International                   (3,155)            3,155             --

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets.

          7. Derivative Financial Instruments: Each fund may utilize various call option, put option and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in securities prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the fund to reduce the volatility of the currency exposure associated with foreign securities, or as an efficient means of adjusting exposure to stock and bond markets. The portfolios will only write covered call and put options on common stock or stock indices.

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------

          8. Forward Foreign Currency Exchange Contracts: The Analytic International Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Analytic International Fund as unrealized gain or loss. The Analytic International Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. The Analytic International Fund had no outstanding forward foreign currency exchange contracts at December 31, 1999.

          9. Written Option Accounting Principles: When a covered put or call option is written in a fund, an amount equal to the premium received by the fund is included in the fund's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

          When a covered written call expires on its stipulated expiration date, or if the fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

          When a covered written put expires, or if the fund enters into a closing purchase transaction, the fund will realize a gain or loss on the option transaction

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------

     and the liability related to such option is extinguished. When a put option is exercised, the fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

          The Funds trade written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

          10. Futures Contracts: Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed When the contract is closed, a fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

B.  Investment Advisory Services:

     The Funds and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the average net assets of the Enhanced Equity and Defensive Equity

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------

Funds; 0.45% of the average net assets of the Master Fixed Income Fund; 0.30% of the average net assets of the Short-Term Government Fund; and 1.00% of the average net assets of the International Fund.

     Prior to April 5, 1999, the Funds were party to an Investment Advisory Agreement with Pilgrim Baxter and Associates, Ltd. (PBA). PBA was entitled to a fee, which was calculated daily and paid monthly, at an annual rate of 0.60% of the average net assets of the Enhanced Equity and Defensive Equity Funds; 0.45% of the average net assets of the Master Fixed Income Fund and 0.30% of the average net assets of the Short-Term Government Fund.

     Analytic Investors, Inc. served as the sub-adviser to the Enhanced Equity, Defensive Equity, Master Fixed Income and Short-Term Government Funds. For its services provided pursuant to its Investment Sub-Advisory Agreement with PBA and the Funds, Analytic Investors, Inc. received from the amounts received by PBA, a sub-advisory fee with respect to the average daily net assets of each fund at annual rates of 0.40%, 0.40%, 0.25% and 0.10%, respectively.

     Effective April 6, 1999 the Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of each Analytic fund as follows: 0.99% of the Defensive Equity and the Enhanced Equity Funds; 0.80% of the Master Fixed Income Fund; and 0.60% of the Short-Term Government Fund. The fee waiver/expense reimbursement arrangement for each fund is expected to remain in effect for the current fiscal year and can be terminated at any time at the option of the Adviser.

     The Adviser has also agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of the Analytic International Fund to 1.30%. The fee waiver/expense reimbursement arrangement for the Fund is expected to remain in effect for the current fiscal year and can be terminated at anytime at the option of the Adviser.

C. Administrative Services:

UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Funds under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Fund Services ("SEI"), a wholly owned subsidiary of

UAM FUNDS                                                        ANALYTIC FUNDS


--------------------------------------------------------------------------------

SEI Investments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Funds.

     Pursuant to the Agreement, the Funds pay the Administrator 0.093% per annum of the average daily net assets of Analytic Defensive Equity, Analytic Enhanced Equity and Analytic International Funds; and 0.073% per annum of the average daily net assets of Analytic Master Fixed Income and Analytic Short-Term Government Funds. Each fund also pays an annual base fee of $72,500 per fund and a fee based on the number of active shareholder accounts.

     For the year ended December 31, 1999, the Administrator earned the following amounts from the Funds and paid the following to SEI, DST and UAMSSC for their services:

                                             Portion   Portion     Portion
                            Administration   Paid to   Paid to     Paid to
Analytic Funds                   Fees          SEI       DST       UAMSSC
--------------              --------------   -------   -------     --------
Defensive Equity...........   $163,437      $37,555    $41,513     $28,920
Enhanced Equity............    114,671       37,882     22,382      12,554
Master Fixed Income........     58,810       24,539     11,185       6,531
Short-Term Government......     60,135       26,067     12,222       6,102
International..............     19,672        8,931      2,949       2,647

     Prior to April 5, 1999, PBHG Fund Services provided the Funds with administrative services. For these administrative services, PBHG Fund Services received a fee, which was calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of the Funds.

     For the period January 1, 1999 through April 5, 1999, PBHG Fund Services earned the following amounts from the Funds for their services:

Defensive Equity....................  $22,615
Enhanced Equity.....................   13,830
Master Fixed Income.................    2,084
Short-Term Government...............    1,913

D. Custodian:

The First Union National Bank is custodian for the Funds' assets held in accordance with the custodian agreement.

E. Distribution Services:

UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Funds. The Distributor does not receive any fee or other compensation with respect to the Funds.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

For the period January 1, 1999 through January 25, 1999, PBHG Fund Distributors, a wholly owned subsidiary of PBA, provided the Defensive Equity, Enhanced Equity, Master Fixed Income and Short-Term Government Funds with distribution services. For its services PBHG Fund Distributors received a fee of 0.25% of the average daily net assets of the Funds.

F. Directors' Fees:

Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

G. Purchases and Sales:

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and options for the funds for the year ended December 31, 1999 were as follows:

                                 Purchases               Sales
                              --------------        --------------

Defensive Equity               $227,397,032          $225,586,113
Enhanced Equity                 228,386,765           139,607,816
Master Fixed Income               2,745,591             2,894,199
Short-Term Government             2,686,335             4,123,055
International                     1,388,742                66,538

There were no purchases or sales of long-term U.S. Government securities. Transactions in option contracts written in the Defensive Equity Fund were as follows:

                                                                   Number of
                                                                   Contracts           Premiums
                                                                  -----------        -----------
Outstanding at December 31, 1998                                          405        $   769,509
Options written                                                         5,290          9,703,787
Options terminated in closing purchase transactions                    (3,105)        (6,713,099)
Options expired                                                        (2,140)        (2,623,773)
                                                                  -----------        -----------
Outstanding at December 31, 1999                                          450        $ 1,136,424
                                                                  ===========        ===========

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

Transactions in option contracts written in the Master Fixed Income Fund were as follows:

                                                                 Number of
                                                                 Contracts      Premiums
                                                                ---------      ---------
Outstanding at December 31, 1998                                      423      $  46,286
Options written                                                     2,193        538,810
Options terminated in closing purchase transactions                (1,960)      (396,078)
Options expired                                                      (575)      (152,424)
Options exercised                                                     (46)        (8,887)
                                                                ---------      ---------
Outstanding at December 31, 1999                                       35      $  27,707
                                                                =========      =========

The following Funds had futures contracts open as of December 31, 1999.

                           Number
Contract                     of         Trade     Settlement   Unrealized
Description               Contracts     Price        Month     Gain/(Loss)
-----------              -----------  ---------   ----------   -----------

Defensive Equity
S&P 500                       18      $1,433.00    March 2000   $232,962
                                                                ========
Enhanced Equity
S&P 500                       44      $1,480.70    March 2000   $568,775
                                                                ========
Master Fixed Income
U.S. Long Bond                 8      $   93.54    March 2000   $(20,893)
U.S. 10 Year Note             14          97.73    March 2000    (26,390)
U.S. 2 Year Note             (34)         99.82    March 2000     34,723
                                                                 -------
                                                                $(12,560)
                                                                ========
Short-Term Government
U.S. Long Bond                 1      $   93.54    March 2000   $ (2,612)
U.S. 10 Year Note              5          97.73    March 2000     (9,425)
U.S. 2 Year Note             (12)         99.82    March 2000     12,255
Australian Dollar             (3)         63.42    March 2000     (7,300)
Canadian Dollar                1          67.77    March 2000      1,440
Japanese Yen                  (1)         98.55    March 2000       (473)
                                                                 -------
                                                                $ (6,115)
                                                                ========

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

                           Number
Contract                     of         Trade      Settlement   Unrealized
Description               Contracts     Price         Month     Gain/(Loss)
-----------              -----------  ---------    ----------   -----------

International
Australia Ords Index         (1)       3,125.00    March 2000    $  (211)
Australian Dollar            (2)          63.36    March 2000     (4,940)
CAC 40 Index                  1        5,579.00    March 2000      4,490
Euro                          1            1.01    March 2000        900
Nikkei 300 Index              4          309.60    March 2000      5,000
OMX Index                     5        1,133.70  January 2000      4,267
Swiss Franc                  (1)          63.46    March 2000        (13)
                                                                 -------
                                                                 $ 9,493
                                                                 =======

H. Other:

At December 31, 1999, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

Analytic Funds                   No of Shareholders         % Ownership
                                 ------------------         -----------
Defensive Equity                         1                      38.6%
Enhanced Equity                          3                      72.5
Master Fixed Income                      3                      42.4
Short-Term Government                    2                      77.3
International Equity                     1                      85.8

At December 31, 1999, the following Funds had available the following capital loss carryovers for Federal income tax purposes, which will expire on the dates indicated:

                           2002        2003        2004         2005       2006         2007
                          ------      ------      ------       ------     ------       ------
Master-Fixed Income            --          --          --          --    $208,911    $ 14,131
Short-Term Government    $ 46,629    $257,536    $444,657    $  3,860          --      70,796

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                         ANALYTIC FUNDS
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
UAM Funds, Inc. II and Shareholders of
Analytic Funds


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Analytic Defensive Equity Fund, Analytic Enhanced Equity Fund, Analytic Master Fixed Income Fund, Analytic Short-Term Government Fund and Analytic International Fund, (each a portfolio of the UAM Funds, Inc. II, hereafter referred to as the "Funds") at December 31, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2000

UAM FUNDS                                                      ANALYTIC FUNDS
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

Federal Income Tax Information (Unaudited):

Analytic Funds changed their tax year end from April 30 to December 31, effective December 31, 1999. For the short fiscal year ended December 31, 1999, each portfolio hereby designates the following amount as long-term capital gain dividends for the purposes of the dividend paid deduction on its federal income tax return.

                  Analytic Funds            Long Term
                  --------------            ---------
                  Defensive Equity          1,955,536
                  Enhanced Equity           1,022,367

For the short period ended December 31, 1999, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for the Analytic Funds - Defensive Equity and Enhanced Equity was 11.31% and 13.72% respectively.

For the calendar year ended December 31, 1999, the percentage of income earned from direct U.S. government obligations for Analytic Funds - Defensive Equity, Enhanced Equity, Master Fixed Income, Short-Term Government and International Equity was 0.04%, 0.18%, 68.99%, 44.94% and 0.66% respectively.

UAM FUNDS                                                      ANALYTIC FUNDS
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                               William H. Park
Director, President and Chairman               Vice President

John T. Bennett, Jr.                           Michael E. DeFao
Director                                       Secretary

Nancy J. Dunn                                  Gary L. French
Director                                       Treasurer

Philip D. English                              Robert R. Flaherty
Director                                       Assistant Treasurer

William A. Humenuk                             Robert J. Della Croce
Director                                       Assistant Treasurer

James P. Pappas
Director

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------------


UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Analytic Investors, Inc.
700 South Flower Street
Suite 2400
Los Angeles, CA 90017
                                    --------------------------------------------
Distributor                         This report has been prepared for
UAM Fund Distributors, Inc.         shareholders and may be distributed to
211 Congress Street                 others only if preceded or accompanied by a
Boston, MA 02110                    current prospectus.
                                    --------------------------------------------